Statements of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities:
Loss before income taxes	$ (38,316)	$ (6,260)	$ (19,638)
Non-cash adjustment to reconcile profit (loss) before tax to net cash used in operating activities:
Amortization and impairment of property, plant and equipment	4,594	3,979	3,354
Amortization and impairment of intangible assets	7,348	8,036	7,199
Share-based payment expense	7,104	5,477	5,135
Increase (Decrease) in provisions	(97)	207	461
Interest expense, net	11,233	10,857	11,285
Change in the fair value of convertible debt embedded derivative	(3,200)	(6,878)	(3,848)
Impact of debt reimbursement	0	0	(5,177)
Convertible debt amendments	(247)	(476)	0
Foreign exchange loss (gain)	741	(394)	(1,034)
Loss (gain) on disposal of property, plant and equipment	0	24	48
Bad debt expense	0	0	65
Working capital adjustments:
Decrease (Increase) in trade receivables and other receivables	(41)	6,660	1,366
Decrease (Increase) in inventories	3,052	(2,954)	(208)
Decrease (Increase) in research tax credit receivable	(3,204)	(1,556)	(3,682)
Increase (Decrease) in trade payables and other liabilities	7,252	(6,970)	4,693
Increase (Decrease) in contract liabilities	(199)	(6,171)	(6,791)
Increase (Decrease) in government grant advances (1)	(1,080)	(2,456)	(1,387)
Income tax paid	(2,201)	(2,964)	(346)
Net cash flow used in operating activities	(7,261)	(1,839)	(8,505)
Investing activities:
Purchase of intangible assets and property, plant and equipment	(5,457)	(7,169)	(9,544)
Capitalized development expenditures	(24,115)	(15,494)	(19,375)
Sale (Purchase) of financial assets	(41)	1,548	(1,694)
Decrease (Increase) of short-term deposit	5,000	(5,000)	10,900
Interest received	176	68	47
Net cash flow used in investments activities	(24,437)	(26,047)	(19,666)
Financing activities:
Public and private equity offering proceeds, net of transaction costs paid	25,450	30,111	9,852
Proceeds from issue of warrants and exercise of stock options/warrants granted under share-based payment plans, net of transaction costs	0	0	138
Proceeds from (repayment of) interest-bearing receivables financing, net	1,483	3,046	21
Proceeds from interest-bearing research project financing	545	0	0
Proceeds from borrowings	9,000	0	0
Proceeds from convertible debt, net of transaction cost	0	0	39,682
Repayment of venture debt	0	0	(7,869)
Repayment of government loans	(1,126)	(958)	(469)
Repayment of convertible debt and accrued interest	0	0	(8,750)
Repayment of interest-bearing research project financing	(939)	(812)	(804)
Payment of lease liabilities	(1,321)	(1,205)	(1,063)
Interest paid	(1,356)	(1,467)	(5,310)
Net cash flows from financing activities	31,736	28,715	25,428
Net increase (decrease) in cash and cash equivalents	38	829	(2,743)
Net foreign exchange difference	(4)	7	4
Cash and cash equivalents at January 1	5,671	4,835	7,574
Cash and cash equivalents at period end	$ 5,705	$ 5,671	$ 4,835